UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

FORM N-Q

SEPTEMBER 30, 2007

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited)	September 30, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.8%
CONSUMER DISCRETIONARY - 8.2%
Hotels, Restaurants & Leisure - 2.5%
462,300	Burger King Holdings Inc.	$11,784,027
175,131	Station Casinos Inc.	15,320,460

	Total Hotels, Restaurants & Leisure	27,104,487

Media - 2.8%
650,530	Lions Gate Entertainment Corp. *	6,706,965
258,880	Marvel Entertainment Inc. *	6,068,147
172,100	R.H. Donnelley Corp. *	9,641,042
775,090	Warner Music Group Corp.	7,828,409

	Total Media	30,244,563

Specialty Retail - 2.9%
265,420	Men’s Wearhouse Inc.	13,409,018
1,262,200	NexCen Brands Inc. *	8,481,984
387,400	Urban Outfitters Inc. *	8,445,320

	Total Specialty Retail	30,336,322

	TOTAL CONSUMER DISCRETIONARY	87,685,372

CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 1.3%
492,299	Casey’s General Stores Inc.	13,636,682

Personal Products - 2.0%
436,791	Elizabeth Arden Inc. *	11,775,886
618,600	Nu Skin Enterprises Inc., Class A Shares	9,996,576

	Total Personal Products	21,772,462

	TOTAL CONSUMER STAPLES	35,409,144

ENERGY - 5.9%
Energy Equipment & Services - 3.5%
1,274,300	ION Geophysical Corp. *	17,623,569
433,300	Key Energy Services Inc. *	7,366,100
400,870	North American Energy Partners Inc. *	6,919,016
661,000	Parker Drilling Co. *	5,367,320

	Total Energy Equipment & Services	37,276,005

Oil, Gas & Consumable Fuels - 2.4%
393,055	GMX Resources Inc. *	12,644,579
141,800	OPTI Canada Inc. *	2,649,989
255,100	Range Resources Corp.	10,372,366

	Total Oil, Gas & Consumable Fuels	25,666,934

	TOTAL ENERGY	62,942,939

EXCHANGE TRADED FUND - 1.5%
190,200	iShares Russell 2000 Growth Index Fund	16,193,628

FINANCIALS - 5.2%
Capital Markets - 1.8%
146,005	Affiliated Managers Group Inc. *	18,617,098

Commercial Banks - 1.3%
167,540	Cullen/Frost Bankers Inc.	8,397,105
160,140	East-West Bancorp Inc.	5,758,634

	Total Commercial Banks	14,155,739

Diversified Financial Services - 0.1%
132,676	Primus Guaranty Ltd. *	1,395,752

Real Estate Investment Trusts (REITs) - 1.7%
73,912	Alexandria Real Estate Equities Inc.	7,114,769
282,200	Gramercy Capital Corp.	7,102,974

See Notes to Schedule of Investments.

LEGG MASON PARTNER SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 1.7% (continued)
76,511	PS Business Parks Inc.	$4,349,650

	Total Real Estate Investment Trusts (REITs)	18,567,393

Thrifts & Mortgage Finance - 0.3%
332,100	Clayton Holdings Inc. *	2,660,121

	TOTAL FINANCIALS	55,396,103

HEALTH CARE - 10.2%
Biotechnology - 5.9%
286,000	Alexion Pharmaceuticals Inc. *	18,632,900
1,222,900	ARIAD Pharmaceuticals Inc. *	5,662,027
859,900	BioMarin Pharmaceutical Inc. *	21,411,510
168,600	Infinity Pharmaceuticals Inc. *	1,527,516
621,950	Senomyx Inc. *	7,618,887
173,850	Synta Pharmaceuticals Corp. *	1,147,410
183,775	Vertex Pharmaceuticals Inc. *	7,058,798

	Total Biotechnology	63,059,048

Health Care Equipment & Supplies - 2.1%
219,890	DJ Orthopedics Inc. *	10,796,599
308,700	Owens & Minor Inc.	11,758,383

	Total Health Care Equipment & Supplies	22,554,982

Health Care Providers & Services - 1.4%
135,800	Manor Care Inc.	8,745,520
90,700	Pediatrix Medical Group Inc. *	5,933,594

	Total Health Care Providers & Services	14,679,114

Pharmaceuticals - 0.8%
229,500	Endo Pharmaceuticals Holdings Inc. *	7,116,795
32,055	XenoPort Inc. *	1,508,188

	Total Pharmaceuticals	8,624,983

	TOTAL HEALTH CARE	108,918,127

INDUSTRIALS - 14.9%
Aerospace & Defense - 2.0%
972,533	Orbital Sciences Corp. *	21,629,134

Building Products - 1.1%
275,800	NCI Building Systems Inc. *	11,917,318

Commercial Services & Supplies - 1.2%
486,500	Herman Miller Inc.	13,203,610

Electrical Equipment - 1.5%
347,800	JA Solar Holdings Co. Ltd., ADR *	15,633,610

Machinery - 5.3%
378,700	AGCO Corp. *	19,226,599
243,600	Crane Co.	11,685,492
502,500	IDEX Corp.	18,285,975
197,265	Mueller Industries Inc.	7,129,157

	Total Machinery	56,327,223

Trading Companies & Distributors - 3.4%
756,300	Grafton Group PLC *	8,431,894
542,440	MSC Industrial Direct Co. Inc., Class A Shares	27,442,040

	Total Trading Companies & Distributors	35,873,934

Transportation Infrastructure - 0.4%
124,870	Aegean Marine Petroleum Network Inc.	4,527,786

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
	TOTAL INDUSTRIALS	$159,112,615

INFORMATION TECHNOLOGY - 35.3%
Communications Equipment - 8.3%
1,449,320	3Com Corp. *	7,159,641
546,500	ADC Telecommunications Inc. *	10,716,865
575,400	Comverse Technology Inc. *	11,392,920
443,100	Dycom Industries Inc. *	13,572,153
1,896,200	ECI Telecom Ltd. *	18,886,152
223,285	NETGEAR Inc. *	6,792,330
1,663,481	Tekelec *	20,128,120

	Total Communications Equipment	88,648,181

Computers & Peripherals - 2.5%
578,070	Avid Technology Inc. *	15,654,135
392,081	Electronics for Imaging Inc. *	10,531,296

	Total Computers & Peripherals	26,185,431

Electronic Equipment & Instruments - 0.9%
92,500	Mettler-Toledo International Inc. *	9,435,000

Internet Software & Services - 9.9%
91,500	Baidu.com Inc., ADR *	26,502,975
450,600	Digital River Inc. *	20,164,350
114,900	Mercadolibre Inc. *	4,208,787
724,300	Online Resources Corp. *	9,155,152
410,500	SINA Corp. *	19,642,425
435,500	Sohu.com Inc. *	16,422,705
1,116,594	SonicWALL Inc. *	9,747,866

	Total Internet Software & Services	105,844,260

IT Services - 0.8%
247,200	Wright Express Corp. *	9,020,328

Semiconductors & Semiconductor Equipment - 1.9%
2,667,582	LSI Corp. *	19,793,458

Software - 11.0%
626,400	BEA Systems Inc. *	8,688,168
581,100	Blackboard Inc. *	26,637,624
491,000	Citrix Systems Inc. *	19,797,120
2,413,800	Lawson Software Inc. *	24,162,138
120,184	MICROS Systems Inc. *	7,820,373
801,310	Sourcefire Inc. *	7,275,895
259,530	Taleo Corp., Class A Shares *	6,594,657
837,037	TIBCO Software Inc. *	6,185,703
341,200	Ulticom Inc. *	2,763,720
277,070	Verint Systems Inc. *	7,203,820

	Total Software	117,129,218

	TOTAL INFORMATION TECHNOLOGY	376,055,876

MATERIALS - 3.6%
Chemicals - 1.8%
440,900	Nalco Holding Co.	13,072,685
223,220	Valspar Corp.	6,073,816

	Total Chemicals	19,146,501

Metals & Mining - 1.8%
550,930	Compass Minerals International Inc.	18,753,657

	TOTAL MATERIALS	37,900,158

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.8%
547,200	Citizens Communications Co.	7,835,904

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Wireless Telecommunication Services - 2.3%
476,190	American Tower Corp., Class A Shares *	$20,733,313
100,212	Crown Castle International Corp. *	4,071,613

	Total Wireless Telecommunication Services	24,804,926

	TOTAL TELECOMMUNICATION SERVICES	32,640,830

UTILITIES - 2.6%
Electric Utilities - 2.6%
555,800	ITC Holdings Corp.	27,539,890

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $812,066,622)	999,794,682

FACE AMOUNT
SHORT-TERM INVESTMENT - 5.8%
Repurchase Agreement - 5.8%
$61,944,000	Interest in $1,131,503,000 joint tri-party repurchase agreement dated 9/28/07 with Greenwich Capital Markets Inc., 4.950% due 10/1/07; Proceeds at maturity - $61,969,552; (Fully collateralized by various U.S. government agency obligations, 4.603% to 7.433% due 4/1/18 to 10/1/37; Market value - $63,183,096) (Cost - $61,944,000)	61,944,000

	TOTAL INVESTMENTS - 99.6% (Cost - $874,010,622#)	1,061,738,682
	Other Assets in Excess of Liabilities - 0.4%	3,812,339

	TOTAL NET ASSETS - 100.0%	$1,065,551,021

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Prior to close of business April 16, 2007, the Fund was a diversified open-end management investment company, a Maryland corporation, registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$232,418,999
Gross unrealized depreciation	(44,690,939)

Net unrealized appreciation	$187,728,060

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 28, 2007